MANNING & NAPIER FUND, INC.

Supplement dated November 16, 2012 to the prospectus dated August 1, 2012 for the following Series:

Strategic Income Conservative Series – Class S and I

Strategic Income Moderate Series – Class S and I

R. Keith Harwood and Richard S. Schermeyer have been added to the Series’ Research Team. Accordingly, the following changes are hereby made to the Prospectus:

1.	The “Portfolio Managers” sub-section of each Series’ Summary section of the Prospectus is hereby revised to reflect the following new information:

R. Keith Harwood

Senior Corporate Analyst, has managed the Series since 2012

Richard J. Schermeyer, III, CFA®

Junior Analyst, has managed the Series since 2012.

2.	The following information is hereby added to the “Portfolio Managers” sub-section in the “Management” section of the Prospectus:

R. Keith Harwood, Senior Corporate Analyst

Joined the Advisor in 1997. Senior Corporate Analyst since 1998. Member of the Series’ Research Teams since 2012.

Richard J. Schermeyer, III, CFA®

Junior Analyst

Joined the Advisor in 2004. Junior Analyst since 2012. Member of the Series’ Research Teams since 2012. Previous positions held in last five years: Research Assistant, 2006 – 2008; Research Associate, 2008 – 2009; Senior Research Associate, 2010 – 2011.

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Supp SI Pro 11/2012

Manning & Napier Fund, Inc.

Supplement dated November 16, 2012 to the

Statement of Additional Information (“SAI”) dated August 1, 2012

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

This supplement applies to the SAI of each of the following series of Manning & Napier Fund, Inc. (the “Fund”): Strategic Income Conservative Series and Strategic Income Moderate Series. This SAI relates to all the classes of each Series.

1.	Effective August 22, 2012, Chester N. Watson was appointed as an Independent Director to the Board of Directors of the Fund. Accordingly, the following information is hereby added to the section of the SAI entitled “Management”:

Name:	Chester N. Watson

Address:	290 Woodcliff Dr.
Fairport, NY 14450

Age:	62

Current Position(s) Held with Fund:	Director, Audit Committee Member, Governance & Nominating Committee Member

Term of Office & Length of Time Served:	Indefinite – Since 2012

Principal Occupation(s) During Past 5 Years:	General Auditor (2003 - 2011) – General Motors Company

Number of Portfolios Overseen within Fund Complex:	41

Other Directorships Held Outside Fund Complex During the Past 5 Years:	N/A

Mr. Watson serves on the Audit Committee and the Governance and Nominating Committee of the Fund’s Board of Directors.

The Fund has concluded that Chester Watson should serve as Director because of the business experience he has gained as the Chief Audit Executive of General Motors Company, Lucent Technologies, and Verizon Communications (formerly Bell Atlantic Corporation) and as an Audit Partner in two major accounting firms, as well as his experience as a member of the Board of Trustees of Rochester Institute of Technology, where he serves as Chairman of the Finance Committee and Member of the Audit Committee.

As of June 13, 2012, Mr. Watson did not hold shares of any series of the Fund.

2.	R. Keith Harwood and Richard S. Schermeyer have been added to the Series’ Research Teams.

Accordingly, the following is added to the first table in the section of the SAI titled “Portfolio Managers”. The holdings information is as of September 30, 2012.

Name and Title	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Series covered by this SAI	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in all Manning & Napier Fund Series
R. Keith Harwood, Senior Corporate Analyst	Member of Strategic Income Series Research Teams	None	Between $100,001 and $500,000

Richard J. Schermeyer, III, CFA, Junior Analyst	Member of Strategic Income Series Research Teams	None	Between $10,001 and $50,000

In addition, the “Management of Other Portfolios” sub-section of the “Portfolio Managers” section of the SAI is hereby deleted and replaced by the following:

Management of Other Portfolios. The Advisor does not use a portfolio manager-based structure for the management of investment portfolios. Instead, the Advisor manages mutual funds other than the Dividend Focus Series, other commingled funds and separate accounts using an analyst-driven process. The Dividend Focus Series is managed using quantitative security selection screens. For funds and separate accounts, the investment recommendations made by an equity analyst will be applied to all portfolios with investment objectives for which the recommendation is appropriate. In addition, the Advisor manages the Dividend Focus Series and separate accounts with the same objective with the same quantitative approach. As a result, the investment professionals involved in managing the Series of the Manning & Napier Fund that invest in equities are also responsible for managing all other portfolios for clients of the Advisor that pursue similar investment objectives (“Similarly Managed Accounts”).

Accordingly, each portfolio manager listed below has been assigned portfolio management responsibility for portions of the Advisor’s Similarly Managed Accounts. The Senior Research Group sets broad investment guidelines, and the individual analysts, including those that serve on the Research Teams of Fund Series, select individual securities subject to a peer review process. Because the portfolio management role of these individuals extends across all the Advisor’s Similarly Managed Accounts that hold equities, the information for each portfolio manager listed below relates to all the Similarly Managed Accounts.

Richard Schermeyer has portfolio manager responsibility only for the Series and other mutual funds and separately-managed accounts that utilize quantitative investment approaches.

None of these accounts is subject to a performance-based advisory fee. The information below is provided as of September 30, 2012. The information in the table below excludes the Series included in this SAI.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts	Total Assets
Christian A. Andreach	28	$16,830,190,384	18	$5,017,972,342	7,991	$22,452,884,885
Ebrahim Busheri	28	$16,830,190,384	18	$5,017,972,342	7,991	$22,452,884,885
Jeffrey S. Coons	28	$16,830,190,384	18	$5,017,972,342	7,991	$22,452,884,885
Jeffrey W. Donlon	28	$16,830,190,384	18	$5,017,972,342	7,991	$22,452,884,885
Brian P. Gambill	28	$16,830,190,384	18	$5,017,972,342	7,991	$22,452,884,885
Jeffrey A. Herrmann	28	$16,830,190,384	18	$5,017,972,342	7,991	$22,452,884,885
Brian W. Lester	28	$16,830,190,384	18	$5,017,972,342	7,991	$22,452,884,885
Michael J. Magiera	28	$16,830,190,384	18	$5,017,972,342	7,991	$22,452,884,885
Christopher F. Petrosino	28	$16,830,190,384	18	$5,017,972,342	7,991	$22,452,884,885
Richard J. Schermeyer, III	1	$135,179,905	0	$0	80	$887,801,103
Marc Tommasi	28	$16,830,190,384	18	$5,017,972,342	7,991	$22,452,884,885
Virge J. Trotter, III	28	$16,830,190,384	18	$5,017,972,342	7,991	$22,452,884,885

*	At times assets of the Other Accounts in column 3 may be invested in these registered investment companies.

The Advisor’s fixed income portfolio managers manage other fixed income series of the Fund, separate accounts with fixed income objectives, and the fixed income portions of mixed asset class mutual funds, other pooled investment vehicles, and separate accounts. The information provided for Jack Bauer includes all accounts that hold fixed income securities of any type. The information provided for Marc Bushallow and Keith Harwood for registered investment companies and other pooled vehicles includes all accounts that hold corporate fixed income securities, and the information provided for separate accounts includes all fixed income accounts other than those with municipal bond objectives. The information below is provided as of September 30, 2012. The information in the table below excludes the Series included in this SAI.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts	Total Assets
Jack Bauer	21	$6,425,475,615	15	$4,045,239,228	7,308	$12,468,258,461
Marc Bushallow	18	$5,887,269,196	15	$4,045,239,228	142	$997,493,744
R. Keith Harwood	18	$5,887,269,196	15	$4,045,239,228	142	$997,493,744

*	At times assets of the Other Accounts in column 3 may be invested in these registered investment companies.

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Supp Str Inc SAI 11/2012